Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits
Schedule of employee welfare benefits expenses

The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2016, 2017 and 2018:

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Contributions to medical and pension schemes	44,313	91,302	158,113
Other employee benefits	10,674	14,595	23,958
Total	54,987	105,987	182,071